Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Income Tax Expense (Benefit)

Income tax expense (benefit) for the years ended December 31 are comprised of:

(dollars in thousands)	2013	2012	2011
Current	$16,836	$6,223	$12,174
Deferred	(2,358)	1,038	2,448

Total	$14,478	$7,261	$14,622

Schedule of Statutory to Effective Tax Rate Reconciliation

The statutory to effective tax rate reconciliation for the years ended December 31 is as follows:

	2013	2012	2011
Statutory tax rate	35.0%	35.0%	35.0%
Low income housing tax credits	(6.8)%	(10.5)%	(5.5)%
Tax-exempt interest	(4.5)%	(6.7)%	(4.1)%
Bank owned life insurance	(1.0)%	(1.2)%	(1.2)%
Acquisition costs	—	0.5%	—
Dividend exclusion	(0.4)%	(0.7)%	(0.6)%
Other	—	1.1%	—

Effective Tax Rate	22.3%	17.5%	23.6%

Schedule of Significant Components of Temporary Differences with Deferred Tax Assets and Liabilities

Significant components of our temporary differences were as follows at December 31:

(dollars in thousands)	2013	2012
Deferred Tax Liabilities:
Net unrealized holding gains on securities available-for-sale	$—	$(5,586)
Prepaid pension	(3,730)	(4,721)
Deferred loan income	(1,614)	(969)
Purchase accounting adjustments	(801)	(935)
Depreciation on premises and equipment	(1,061)	(1,963)
Other	(823)	(690)

Total Deferred Tax liabilities	(8,029)	(14,864)

Deferred Tax Assets:
Net unrealized holding losses on securities available-for-sale	361	—
Allowance for loan losses	18,890	16,536
Tax credit carryforwards (expires in 20 years)	—	1,430
Other employee benefits	2,369	2,701
Low income housing partnerships	3,147	2,890
Net adjustment to funded status of pension	6,495	12,899
Impairment of securities	1,313	1,375
Delinquent interest on nonaccrual loans	1,626	1,719
State net operating loss carryforwards	1,828	1,498
Other	3,950	3,157

Gross Deferred Tax Assets	39,979	44,205

Less: Valuation allowance	(2,199)	(1,498)

Total Deferred Tax Assets	37,780	42,707

Net Deferred Tax Asset	$29,751	$27,843

Schedule of Reconciliation of Change in Federal and State Gross Unrecognized Tax Benefits

A reconciliation of the change in Federal and State gross unrecognized tax benefits, or UTB, for the years ended December 31:

(dollars in thousands)	2013	2012	2011
Balance at beginning of year	$978	$200	$242
Prior period tax positions
Increase	924	—	—
Decrease	—	—	—
Current period tax positions	—	913	(42)
Reductions for statute of limitations expirations	—	(135)	—

Balance at End of Year	$1,902	$978	$200

Amount That Would Affect the Effective Tax Rate if Recognized	$148	$147	$197